Other payables - Lender Warrants (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 $ / shares	Dec. 31, 2023 USD ($)
Class of Warrant or Right [Line Items]
Change in fair value				$ (6,567)
Oxford Warrants
Class of Warrant or Right [Line Items]
Lender warrants	$ 0		$ 0			$ 0
Issuance of common share purchase warrants | shares			51,307
Each exercisable for one common share | shares	1		1
Exercise price | $ / shares					$ 11.2
Change in fair value	$ 0	$ 0	$ 0	$ 6,567